Accrued expenses, accounts payable and other liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Accrued expenses, accounts payable and other liabilities
Schedule of accrued expenses, accounts payable and other liabilities

	As of March 31,
	2016	2017
	(in millions of RMB)
Current:
Accrued cost of revenue and sales and marketing expenses	8,328	20,165
Accrued bonus and staff costs, including sales commission	8,210	8,249
Accruals for purchases of property and equipment	1,248	2,554
Other deposits and advances received in relation to services on e-commerce marketplaces	2,021	3,023
Amounts due to related companies (i)	1,456	2,167
Contingent and deferred consideration in relation to investments and acquisitions	322	2,311
Payable to third party marketing affiliates	1,051	1,566
Other taxes payable (ii)	943	1,549
Accrued donations	549	880
Accrued professional services expenses	603	709
Accrual for interest expense	571	445
Unvested share options exercised	321	146
Liabilities arising from treasury management activities	539	78
Others	1,172	3,344

	27,334	47,186

Non-current:
Contingent and deferred consideration in relation to investments and acquisitions	1,851	630
Others	315	660

	2,166	1,290

(i)

Amounts due to related companies primarily represent balances arising from the transactions with Ant Financial Services and its subsidiaries (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.

(ii)	Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Company.